Summary of Significant Accounting Policies - Schedule of Net Income Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total	22,409,363	925,589
Warrants [Member]
Total	21,924,307
Common Stock Options [Member]
Total	485,056	925,589